Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of derivative instruments
Notional amount	SFr 26,329.3	SFr 28,767.5
Positive replacement value (PRV)	128.4	148.4
Negative replacement value (NRV)	SFr 132.5	151.9
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 26,272.7	28,705.3
Positive replacement value (PRV)	128.2	148.2
Negative replacement value (NRV)	132.2	151.5
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	23,093.7	24,898.6
Positive replacement value (PRV)	69.9	87.0
Negative replacement value (NRV)	66.5	82.1
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,477.7	8,509.3
Positive replacement value (PRV)	3.6	1.2
Negative replacement value (NRV)	3.7	1.2
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	13,220.5	13,047.8
Positive replacement value (PRV)	49.0	60.4
Negative replacement value (NRV)	45.4	56.6
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,027.6	2,374.5
Positive replacement value (PRV)	17.0	25.2
Negative replacement value (NRV)	17.1	24.0
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	256.8	547.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	111.1	419.2
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.3	0.3
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,906.1	2,402.2
Positive replacement value (PRV)	27.8	30.5
Negative replacement value (NRV)	32.2	35.8
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,124.5	1,387.9
Positive replacement value (PRV)	9.5	10.7
Negative replacement value (NRV)	10.5	11.1
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	456.6	581.1
Positive replacement value (PRV)	14.4	15.2
Negative replacement value (NRV)	17.4	19.9
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	313.0	414.8
Positive replacement value (PRV)	3.9	4.6
Negative replacement value (NRV)	4.3	4.8
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.7	13.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.3	5.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	469.4	524.9
Positive replacement value (PRV)	5.4	7.7
Negative replacement value (NRV)	6.6	8.9
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	761.1	826.9
Positive replacement value (PRV)	23.4	21.4
Negative replacement value (NRV)	26.1	23.2
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.7	0.9
Positive replacement value (PRV)	0.2	0.0
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	152.6	198.7
Positive replacement value (PRV)	4.0	3.8
Negative replacement value (NRV)	5.1	4.9
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	211.9	221.3
Positive replacement value (PRV)	7.3	8.3
Negative replacement value (NRV)	6.5	7.9
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	39.2	32.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	356.7	373.2
Positive replacement value (PRV)	11.9	9.3
Negative replacement value (NRV)	14.4	10.3
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	42.4	52.7
Positive replacement value (PRV)	1.7	1.6
Negative replacement value (NRV)	0.8	1.5
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	8.2	7.0
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	13.5	17.9
Positive replacement value (PRV)	1.5	1.5
Negative replacement value (NRV)	0.6	1.4
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.5	10.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.0
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	9.3	15.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.9	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	56.6	62.2
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.3	0.4
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44.6	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	44.6	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	12.0	15.4
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.0	13.3
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.2
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	26,331.0	28,769.4
Positive replacement value (PRV)	128.5	148.7
Negative replacement value (NRV)	SFr 132.6	152.2
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 26,274.4	28,707.2
Positive replacement value (PRV)	128.3	148.5
Negative replacement value (NRV)	132.3	151.8
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	23,094.7	24,899.6
Positive replacement value (PRV)	69.9	87.0
Negative replacement value (NRV)	66.5	81.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,477.7	8,509.3
Positive replacement value (PRV)	3.6	1.2
Negative replacement value (NRV)	3.7	1.2
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	13,221.5	13,048.8
Positive replacement value (PRV)	49.0	60.4
Negative replacement value (NRV)	45.4	56.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,027.6	2,374.5
Positive replacement value (PRV)	17.0	25.2
Negative replacement value (NRV)	17.1	24.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	256.8	547.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	111.1	419.2
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.3	0.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,906.1	2,402.2
Positive replacement value (PRV)	27.8	30.5
Negative replacement value (NRV)	32.2	35.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,124.5	1,387.9
Positive replacement value (PRV)	9.5	10.7
Negative replacement value (NRV)	10.5	11.1
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	456.6	581.1
Positive replacement value (PRV)	14.4	15.2
Negative replacement value (NRV)	17.4	19.9
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	313.0	414.8
Positive replacement value (PRV)	3.9	4.6
Negative replacement value (NRV)	4.3	4.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.7	13.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.3	5.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	469.4	524.9
Positive replacement value (PRV)	5.4	7.7
Negative replacement value (NRV)	6.6	8.9
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	761.8	827.8
Positive replacement value (PRV)	23.5	21.7
Negative replacement value (NRV)	26.2	23.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.7	0.9
Positive replacement value (PRV)	0.2	0.0
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	152.9	199.1
Positive replacement value (PRV)	4.1	3.8
Negative replacement value (NRV)	5.0	4.9
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	212.3	221.8
Positive replacement value (PRV)	7.3	8.6
Negative replacement value (NRV)	6.7	8.5
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	39.2	32.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	356.7	373.2
Positive replacement value (PRV)	11.9	9.3
Negative replacement value (NRV)	14.4	10.3
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	42.4	52.7
Positive replacement value (PRV)	1.7	1.6
Negative replacement value (NRV)	0.8	1.5
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	8.2	7.0
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	13.5	17.9
Positive replacement value (PRV)	1.5	1.5
Negative replacement value (NRV)	0.6	1.4
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.5	10.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.0
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	9.3	15.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.9	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	56.6	62.2
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.3	0.4
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44.6	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	44.6	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	12.0	15.4
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.2
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.0	13.3
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.2
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0